Financial Risk Management - Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Liabilities Variable Rate [Abstract]
Effect in case of interest rate increase in 100 basis points, Variable rate long term debt	$ (300,056)	$ (240,679)	$ (150,135)
Effect in case of interest rate decrease in 100 basis points, Variable rate long term debt	$ 300,056	$ 240,679	$ 150,135